Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	ADARx Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43482
Entity Tax Identification Number	84-4145188
Entity Address Address Line 1	5871 Oberlin Drive
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92121
City Area Code	877
Local Phone Number	232-7974
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ADRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001802369